Schedule of short-term loans Promissory note (Details) - USD ($)			3 Months Ended	12 Months Ended
		Feb. 15, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date	[1]		Feb. 15, 2023
Promissory Note [Member]
Line of Credit Facility [Line Items]
Convertible Notes Payable			$ 60,000	$ 60,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Short-Term Debt, Lender			Kaufaman & Canoles, P. C. (“KC”)	Kaufaman & Canoles, P. C. (“KC”)
Debt Instrument, Maturity Date	[2]			Feb. 15, 2023
Short-Term Debt, Weighted Average Interest Rate, over Time		15.00%		0.00%
Debt Instrument, Collateral			None	None
Convertible Notes Payable			$ 170,000	$ 170,000
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Short-Term Debt, Weighted Average Interest Rate, over Time			0.00%
Kaufaman & Canoles, P.C. (KC) [Member] | Promissory Note [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Short-Term Debt, Weighted Average Interest Rate, over Time			15.00%

[1]	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC, and (3) upon receipt of the payment in (1) and (2), KC agrees to waive the balance of the outstanding amount and additional amount, including any accrued interest.
[2]	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC.